Fair Values of Assets and Liabilities - Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Assets
Cash and due from banks	$ 21,453	$ 19,505	$ 15,705	$ 11,147
Investment securities held-to-maturity	46,050	44,362
Loans	282,837	276,507
Financial Liabilities
Time deposits	44,554	33,356
Long-term debt	41,340	32,259
Carrying Amount [Member]
Financial Assets
Cash and due from banks	21,453	19,505
Federal funds sold and securities purchased under resale agreements	306	93
Investment securities held-to-maturity	46,050	44,362
Loans held for sale	21	20
Loans	282,837	276,507
Other	2,412	2,393
Financial Liabilities
Time deposits	44,554	33,356
Short-term borrowings	12,921	15,656
Long-term debt	41,340	32,259
Other	1,726	1,556
Fair Value [Member]
Financial Assets
Cash and due from banks	21,453	19,505
Federal funds sold and securities purchased under resale agreements	306	93
Investment securities held-to-maturity	44,964	43,723
Loans held for sale	21	20
Loans	284,790	279,391
Other	2,412	2,401
Financial Liabilities
Time deposits	44,140	33,120
Short-term borrowings	12,678	15,447
Long-term debt	41,003	32,377
Other	1,726	1,556
Fair Value [Member] | Level 1 [Member]
Financial Assets
Cash and due from banks	21,453	19,505
Investment securities held-to-maturity	4,594	4,613
Fair Value [Member] | Level 2 [Member]
Financial Assets
Federal funds sold and securities purchased under resale agreements	306	93
Investment securities held-to-maturity	40,359	39,095
Other	1,241	1,037
Financial Liabilities
Time deposits	44,140	33,120
Short-term borrowings	12,678	15,447
Long-term debt	41,003	32,377
Fair Value [Member] | Level 3 [Member]
Financial Assets
Investment securities held-to-maturity	11	15
Loans held for sale	21	20
Loans	284,790	279,391
Other	1,171	1,364
Financial Liabilities
Other	$ 1,726	$ 1,556